CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 5) - CAD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Financial Assets:
Cash and equivalents		$ 23,207	[1]	$ 3,636	[1]	$ 15,894
Trade and other receivables		4,072	[1]	4,791	[1]	3,226
Investments		2,255		45,166		5,049
Restricted cash and equivalents		12,255		12,184		3,107
Financial Assets		41,789		65,777
Financial Liabilities:
Accounts payable and accrued liabilities		5,554	[2]	5,756	[2]	$ 5,561
Debt obligations	[2]	0		0
Financial Liabilities		5,554		5,756
Debt instruments
Financial Assets:
Investments	[3]	0		37,807
Equity instruments (shares)
Financial Assets:
Investments	[3]	2,007		2,833
Equity instruments (warrants)
Financial Assets:
Investments	[3]	248		4,526
Elliot Lake reclamation trust fund
Financial Assets:
Restricted cash and equivalents	[1]	3,120		3,049
Credit facility pledged assets
Financial Assets:
Restricted cash and equivalents	[1]	9,000		9,000
Reclamation letter of credit collateral
Financial Assets:
Restricted cash and equivalents	[1]	$ 135		$ 135

[1]	Category B=Financial assets at amortized cost.
[2]	Category C=Financial liabilities at amortized cost.
[3]	Category A=Financial assets and liabilities at fair value through profit and loss.